Total Capital and Net Income Per Unit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Capital Unit [Line Items]
Partners' Capital Account, Sale of Units, net proceeds				$ 16,166
Net proceeds from equity offerings				$ 16,166
Exceeded quarterly cash distribution per unit			$ 0.4625	$ 0.4625	$ 0.4625
Public [Member]
Capital Unit [Line Items]
Unit held by public				68.00%
Teekay Corporation [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution				2.00%
Continuous Offering Program [Member]
Capital Unit [Line Items]
Issuance of new common units, maximum aggregate amount							$ 100,000
Partners' Capital Account, Units, Sale of Units			0	279,792	0	1,200,000
Partners' Capital Account, Sale of Units, net proceeds				$ 9,500		$ 48,400
Number of Common Stock Units Issued, Sold in public and continuing offering program		160,000
Net proceeds from equity offerings		$ 6,800
Subsequent Events [Member] | Continuous Offering Program [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program	3,700
Net proceeds from equity offerings	$ 100